Earnings (Loss) Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income (Loss), Basic:
Income (loss) attributable to common stock					$ (700,483)	$ 13,501,925
Weighted Average Common Shares Outstanding, Basic:
Income (loss) attributable to common stock					321,226,043	122,234,935
Per Share, Basic:
Income (loss) attributable to common stock	$ (0.00)	$ 0	$ (0.00)	$ (0.00)		$ 0.11
Income (Loss), Diluted:
Income (loss) attributable to common stock, including assumed conversions					$ (700,483)	$ 13,501,925
Weighted Average Common Shares Outstanding, Diluted:
Income (loss) attributable to common stock, including assumed conversions	799,578,816	885,135,636	569,604,836	321,226,043	321,226,043	237,835,850
Per Share, Diluted:
Income (loss) attributable to common stock, including assumed conversions	$ (0.00)	$ 0	$ (0.00)	$ (0.00)		$ 0.06